Consolidated Balance Sheets (Audited) - USD ($)	Feb. 28, 2021	Aug. 31, 2020	Aug. 31, 2019
Current assets
Cash and cash equivalents	$ 1,334,409	$ 777,611	$ 265,982
Prepaid expenses and other receivables	170,593	152,299	284,496
Held for trading Investments		0	3,256,456
Current royalties		0	500,000
Total current assets	1,505,002	929,910	4,306,934
Available for sale Investment	2,711,742	426,522	6,010,946
Long term royalties		0	3,863,000
Equipment, net	749,816	862,879	1,002,286
Total assets	4,966,560	2,219,311	15,183,166
Current liabilities:
Accounts payable and accrued liabilities	192,943	231,142	215,229
Convertible loan	767,420
Due to a related party	223,645	223,645	223,645
Total current liabilities	1,184,008	454,787	438,874
Stockholders' Equity (Deficit)
Preferred stock, $.0001 par value, 5,000,000 shares authorized, no shares issued and outstanding.	0	0	0
Common stock, $.0001 par value, 900,000,000 shares authorized, 135,080,441 and 134,498,775 shares issued and outstanding at August 31, 2020 and August 31, 2019 respectively.	13,524	13,508	13,450
Addtional paid-in capital	15,405,295	15,372,311	15,300,250
Issuance of warrants	3,223,717	2,784,387	2,784,387
Other comprehensive income	(39,191)	(2,774,411)	2,810,013
Accumulated deficit	(14,820,793)	(13,631,271)	(6,163,807)
Total stockholders' equity (deficit)	3,782,552	1,764,524	14,744,292
Total liabilities and stockholders' equity	$ 4,966,560	$ 2,219,311	$ 15,183,166